Payden Floating Rate Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 272
10 Exeter Automobile Receivables Trust 2021-2 ,
0.00%, 2/15/28 (c) 729
750,000 Hotwire Funding LLC 2024-1A 144A, 9.19%,
6/20/54 (b) 776
840,000 Santander Bank Auto Credit-Linked Notes 2022-
C 144A, 14.59%, 12/15/32 (b) 937
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (c) 589
2,910 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (b)(c) 621
Total Asset Backed (Cost - $4,229)
3,924
Bank Loans(d) (83%
)
Automotive (5%)
480,000 American Axle & Manufacturing Inc. Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 3.000%), 8.33%, 12/12/29  483
997,500 Clarios Global LP Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.84%, 5/06/30  1,001
1,346,250 Driven Holdings LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.46%, 12/15/28  1,341
700,000 Tenneco Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 5.000%),
10.43%, 11/17/28  669
1,050,000 Wand NewCo 3 Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.250%), 8.60%, 1/30/31  1,056
1,022,438 WestJet Loyalty LP Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 9.08%, 2/14/31  1,025
5,575
Basic Industry (5%)
500,000 American Airlines Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
2.500%), 7.78%, 6/04/29  498
490,000 American Airlines Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.750%), 8.19%, 2/15/28  489
187,500 American Airlines Inc. Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.750%), 10.29%, 4/20/28  194
1,017,325 Arsenal Aic Parent LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.09%, 8/18/30  1,023
1,017,450 Ineos U.S. Petrochem LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 9.69%, 4/02/29  1,019
847,854 Mauser Packaging Solutions Holding Co. Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.000%), 8.84%, 4/15/27  852
1,016,840 SCIH Salt Holdings Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.000%), 8.76%, 3/16/27  1,021
498,750 Transdigm Inc. Term Loan J 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.84%, 2/28/31  501
Principal
or Shares Security Description
Value
(000)
680,767 Transdigm Inc. Term Loan K 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
8.09%, 3/22/30  $ 684
6,281
Capital Goods (4%)
664,768 Cimpress PLC Term Loan B1 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.34%, 5/17/28  670
1,050,000 Husky Injection Molding Systems Ltd. Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 5.000%), 10.33%, 2/15/29  1,053
1,180,951 Madison Iaq LLC Term Loan B 1L, (6 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.89%, 6/21/28  1,184
1,261,502 TK Elevator Midco Gmbh Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.59%, 4/30/30  1,270
1,000,000 Wilsonart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
4.25%, 7/25/31  987
5,164
Consumer Goods (2%)
643,367 Journey Personal Care Corp. Term Loan 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.71%, 3/01/28  642
598,500 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 10.09%, 4/25/31  604
1,020,000 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 9.84%, 11/30/30  1,023
2,269
Energy (9%)
1,246,865 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 9.83%,
2/01/29  1,259
600,000 Calpine Corp. Term Loan B5 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.000%),
7.34%, 12/16/27  603
797,084 CQP Holdco LP Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.250%),
7.59%, 12/31/30  800
850,000 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 11.07%, 6/29/29  852
825,000 NGP XI Midstream Holdings LLC Term Loan
B 1L, (2 mo. Term Secured Overnight Financing
Rate + 5.000%), 9.29%, 7/25/31  824
997,481 NorthRiver Midstream Finance LP Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.000%), 7.83%, 8/16/30  1,002
1,036,875 Par Petroleum LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 9.06%, 2/28/30  1,045
997,500 Prairie ECI Acquiror LP Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.750%), 10.09%, 8/01/29  999
302,143 Talen Energy Supply LLC Term Loan C 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.83%, 5/17/30  306

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
715,629 Talen Energy Supply LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.83%, 5/17/30  $ 725
407,035 TerraForm Power Operating LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.500%), 7.94%, 5/21/29  409
985,000 U.S. Silica Co. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.500%),
4.50%, 7/18/31  984
985,000 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 10.09%, 6/21/29  982
10,790
Financial Services (7%)
1,462,500 Albion Financing 3 SARL Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 9.83%, 8/17/29  1,476
1,037,716 AmWINS Group Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.250%), 7.71%, 2/19/28  1,041
1,050,000 Boost Newco Borrower LLC Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 8.34%, 1/31/31  1,054
957,961 Dealer Tire Financial LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.500%), 8.84%, 7/02/31  963
1,025,000 Fiesta Purchaser Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 9.34%, 2/12/31  1,033
1,026,053 Naked Juice LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.69%, 1/24/29  917
477,500 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
9.19%, 11/09/26  473
498,750 Nexus Buyer LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.500%),
9.84%, 12/13/28  499
300,000 Nexus Buyer LLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 6.250%),
11.69%, 11/05/29  300
580,575 Starwood Property Mortgage LLC Term Loan B3
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.250%), 8.69%, 7/24/26  583
8,339
Healthcare (10%)
987,500 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.500%), 10.84%, 5/04/28  998
1,301,748 AthenaHealth Group Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 8.59%, 2/15/29  1,301
1,022,275 Bausch & Lomb Corp. Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 9.34%, 9/29/28  1,018
1,000,000 Concentra Health Services Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.250%), 2.25%, 7/25/31  1,004
1,211,250 Embecta Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.34%, 3/30/29  1,160
Principal
or Shares Security Description
Value
(000)
172,829 Fortrea Holdings Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 9.09%, 7/01/30  $ 174
785,903 Jazz Financing Lux Sarl Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.59%, 5/05/28  788
1,000,000 LifePoint Health Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 10.05%, 11/16/28  1,007
1,000,000 Medline Borrower LP Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 7.59%, 10/23/28  1,002
855,593 Owens & Minor Inc. Term Loan B1 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.750%), 9.19%, 3/29/29  856
1,317,647 Padagis LLC Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.750%),
10.33%, 7/06/28  1,275
1,000,000 Sotera Health Holdings LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 8.59%, 5/30/31  1,000
1,047,375 Star Parent Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.000%),
9.09%, 9/27/30  1,050
12,633
Insurance (5%)
505,708 Alliant Holdings Intermediate LLC Term
Loan B6 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.500%), 8.85%, 11/06/30  509
548,625 AssuredPartners Inc. Term Loan B5 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.500%), 8.84%, 2/14/31  551
1,325,200 Asurion LLC Term Loan B8 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.71%, 12/23/26  1,322
350,000 Asurion LLC Term Loan B4 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
10.71%, 1/20/29  324
1,058,283 HUB International Ltd. Term Loan B 1L, (2
mo. Term Secured Overnight Financing Rate +
2.000%), 8.23%, 6/20/30  1,061
800,000 Truist Insurance Holdings LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 3.250%), 8.59%, 5/06/31  804
350,000 Truist Insurance Holdings LLC Term Loan 2L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.09%, 5/06/32  360
997,500 USI Inc. Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 2.750%), 8.09%,
9/27/30  1,000
5,931
Leisure (5%)
331,625 Caesars Entertainment Inc. Term Loan B1 1L, (3
mo. Term Secured Overnight Financing Rate +
2.250%), 8.10%, 2/06/30  333
1,033,781 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 9.08%, 1/27/29  1,038
1,462,500 Flynn Restaurant Group LP Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
4.250%), 9.71%, 12/01/28  1,467

Principal
or Shares Security Description
Value
(000)
582,000 MajorDrive Holdings IV LLC Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.000%), 9.60%, 6/01/28  $ 582
1,019,875 Ontario Gaming GTA LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.250%), 9.59%, 8/01/30  1,026
1,047,375 Tacala Investment Corp. Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 9.34%, 1/31/31  1,054
5,500
Media (10%)
737,751 Advantage Sales & Marketing Inc. Term Loan B2
1L, (3 mo. Term Secured Overnight Financing
Rate + 4.250%), 9.83%, 10/28/27  712
1,111,847 Altice Financing SA Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 10.30%, 10/31/27  963
1,356,690 Banijay Group U.S. Holdings Inc. Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.250%), 8.57%, 3/01/28  1,362
1,194,000 CNT Holdings I Corp. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 8.75%, 11/08/27  1,200
486,937 CSC Holdings LLC Term Loan B5 1L, (LIBOR
USD 1-Month + 2.500%), 7.94%, 4/15/27  417
205,125 E.W. Scripps Co. Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
8.46%, 1/07/28  184
1,231,900 Endurance International Group Holdings Inc.
Term Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 3.500%), 8.95%, 2/10/28  1,107
1,064,068 Gray Television Inc. Term Loan D 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 8.46%, 12/01/28  991
640,127 McGraw-Hill Education Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 10.35%, 7/28/28  642
1,020,469 MH Sub I LLC Term Loan B3 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
9.59%, 5/03/28  1,019
300,000 MH Sub I LLC Term Loan 2L, (3 mo. Term
Secured Overnight Financing Rate + 6.250%),
11.50%, 2/23/29  299
992,405 Sinclair Television Group Inc. Term Loan B4 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.750%), 9.19%, 4/21/29  707
1,060,000 UPC Financing Partnership Term Loan AX 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 8.44%, 1/31/29  1,057
500,000 Virgin Media Bristol LLC Term Loan Y 1L, (6
mo. Term Secured Overnight Financing Rate +
3.250%), 8.66%, 3/31/31  479
600,000 Virgin Media Bristol LLC Term Loan Q 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 8.69%, 1/31/29  578
11,717
Real Estate (1%)
992,513 Greystar Real Estate Partners LLC Term Loan B1
1L, (3 mo. Term Secured Overnight Financing
Rate + 2.250%), 8.58%, 8/21/30  997
Principal
or Shares Security Description
Value
(000)
Retail (5%)
1,037,080 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
5.750%), 9.09%, 4/26/28  $ 1,045
691,250 Hanesbrands Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
9.09%, 3/08/30  694
525,000 Harbor Freight Tools USA Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 2.500%), 7.84%, 6/11/31  519
1,040,339 IRB Holding Corp. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.750%), 8.19%, 12/15/27  1,042
770,000 MIC Glen LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.96%, 7/21/28  772
219,450 MIC Glen LLC Term Loan B2 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
9.71%, 7/21/28  221
485,000 Michaels Cos. Inc. Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
9.85%, 4/15/28  398
679,000 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
9.19%, 2/11/28  675
971,873 Whatabrands LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
8.09%, 8/03/28  974
6,340
Service (2%)
1,000,000 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 1.750%), 2.75%, 12/21/28  1,005
810,285 Adtalem Global Education Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.500%), 8.84%, 8/11/28  816
1,246,875 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 8.53%, 7/25/30  1,252
3,073
Technology (6%)
1,000,000 Amazon Holdco Inc. Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
2.25%, 7/30/31  1,004
647,535 Boxer Parent Co. Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.250%), 9.34%, 12/29/28  646
1,237,487 Cloud Software Group Inc. Term Loan B 1L, (2
mo. Term Secured Overnight Financing Rate +
3.000%), 9.34%, 3/30/29  1,238
985,000 Darktrace PLC Term Loan 2L, (1 mo. Term
Secured Overnight Financing Rate + 5.250%),
5.25%, 7/02/32  978
1,000,000 Fortress Intermediate 3 Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.750%), 9.10%, 6/27/31  1,002
850,000 Modena Buyer LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 9.83%, 7/01/31  820

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,327,719 Peraton Corp. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.750%),
9.19%, 2/01/28  $ 1,330
7,018
Telecommunications (4%)
1,310,000 Frontier Communications Term Loan B 1L, (6
mo. Term Secured Overnight Financing Rate +
3.500%), 8.76%, 7/01/31  1,321
1,114,972 Gogo Intermediate Holdings LLC Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.750%), 9.21%, 4/30/28  1,115
997,500 Iridium Satellite LLC Term Loan B4 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 7.60%, 9/20/30  991
1,132,262 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 10.80%, 8/15/28  867
278,025 Univision Communications Inc. Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.250%), 8.71%, 3/15/26  278
650,000 Zegona Holdco Ltd. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.250%), 4.25%, 7/10/29  648
5,220
Transportation (2%)
199,306 Delta Air Lines Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 9.03%, 10/20/27  204
640,294 First Student Bidco Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 8.60%, 7/21/28  642
195,270 First Student Bidco Inc. Term Loan C 1L, (3
mo. Term Secured Overnight Financing Rate +
3.000%), 8.60%, 7/21/28  196
615,601 Spirit Aerosystems Inc. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
3.500%), 9.50%, 1/15/27  624
997,500 United AirLines Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.750%), 8.03%, 2/22/31  1,003
2,669
Utility (1%)
1,044,750 Conservice Midco LLC Term Loan 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.500%), 8.84%, 5/13/27  1,050
Total Bank Loans (Cost - $100,540)
100,566
Corporate Bond (8%
)
500,000 Aethon United BR LP/Aethon United Finance
Corp. 144A, 8.25%, 2/15/26 (b) 507
700,000 Ally Financial Inc. B, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.868%), 4.70% (e)(f) 644
500,000 ARD Finance SA 144A, 6.50%, 6/30/27 (b) 127
250,000 Athabasca Oil Corp. 144A, 6.75%, 8/09/29
CAD (a)(b) 182
528,872 Borr IHC Ltd./Borr Finance LLC 144A, 10.00%,
11/15/28 (b) 554
Principal
or Shares Security Description
Value
(000)
675,000 Frontera Energy Corp. 144A, 7.88%, 6/21/28 (b) $ 546
650,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (b) 611
600,000 Global Marine Inc. , 7.00%, 6/01/28  565
650,000 Gran Tierra Energy Inc. 144A, 9.50%,
10/15/29 (b) 617
1,000,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (b) 1,020
675,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 5.25%, 5/15/27  648
450,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(g) 442
675,000 MPT Operating Partnership LP/MPT Finance
Corp. , 5.25%, 8/01/26  607
650,000 Navient Corp. , 5.00%, 3/15/27  629
500,000 Tullow Oil PLC 144A, 10.25%, 5/15/26 (b) 483
600,000 W&T Offshore Inc. 144A, 11.75%, 2/01/26 (b) 617
Total Corporate Bond (Cost - $9,081)
8,799
Mortgage Backed (2%
)
661,021 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 15.96%, 5/25/28 (f) 720
489,904 Freddie Mac STACR Debt Notes 2017-HQA1,
(U.S. Secured Overnight Financing Rate Index
30day Average + 12.864%), 18.21%, 8/25/29 (f) 581
658,989 STACR Trust 2018-HRP1 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 11.864%), 17.21%, 5/25/43 (b)(f) 805
Total Mortgage Backed (Cost - $1,842)
2,106
Investment Company (9%
)
11,176,366 Payden Cash Reserves Money Market Fund *
(Cost - $11,176)
11,176
Total Investments (Cost - $126,868) (105%)
126,571
Liabilities in excess of Other Assets (-5%)
(5,620)
Net Assets (100%) $ 120,951
* Affiliated investment.
(a) Principal in foreign currency.
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Yield to maturity at time of purchase.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(e) Perpetual security with no stated maturity date.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(g) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 251 CAD  343 Citibank, N.A. 09/26/2024 $ 2
Liabilities:
USD 173 CAD  240 State Street Bank & Trust Co. 09/26/2024 –
Net Unrealized Appreciation
$2